Supplemental Balance Sheet Data - Accrued Expenses and Other (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2010 Predecessor [Member]
Accrued Expenses and Other [Line Items]
Payroll, benefits, commissions, bonuses and related taxes		$ 79,721	$ 83,238
Royalty accrual		63,800	50,688
Interest accruals		43,585	4,784
Restructuring charges		20,870	1,715
Sales and other taxes		19,977	12,664
Deferred compensation		5,639	0
Insurance accruals		6,288	7,249
Derivative liability		581	5,102
Other accrued expenses		71,156	60,084
Accrued expenses and other	$ 351,508	$ 311,617	$ 225,524